Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies [abstract]
Summary of estimated useful lives of property, plant and equipment

Buildings	12-40 years
Plant and machinery	12-20 years
Vehicles and other equipment	4-20 years

Summary of estimated useful lives of lease prepayments and other assets

Land use rights	30-50 years
Patents	10-28 years
Catalyst	2-5 years